Leases - Schedule of Future Minimum Rent Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating leases
Schedule of Future Lease Payments [Line Items]
2019	$ 206
2020	191
2021	166
2022	134
2023	119
Thereafter	865
Total minimum lease payments	1,681
Capital leases
Schedule of Future Lease Payments [Line Items]
2019	30
2020	30
2021	30
2022	29
2023	29
Thereafter	164
Total minimum lease payments	312
Less: amount representing interest	(87)
Present value of minimum lease payments	$ 225